Debt (Details)					12 Months Ended
	Sep. 12, 2025 shares	Jun. 25, 2024 SGD ($) shares	Jun. 14, 2024 SGD ($)	Jun. 10, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 01, 2024	Jul. 01, 2024	Dec. 01, 2021	Dec. 31, 2020 USD ($)	Feb. 01, 2020
Debt [Line Items]
Loans					$ 4,810,433	$ 6,028,791
Money market loan					372,150
Principal convertible note					1,000,000
Consecutively days				10 days
Conversion price (in Dollars per share) | $ / shares				$ 0.00001
Percentage of volume weighted average price				85.00%
Convertible Shares (in Shares) | shares	259,082
Loan term			5
Secured loan (in Dollars)			$ 500,000
Percentage of grantor discount rate		20.00%
Percentage of enlarged ordinary share capital		20.00%
Call option value (in Dollars)		$ 500,000
Issued share capital of divided (in Dollars)		$ 4,070,000
Ordinary shares issued (in Shares) | shares		1,542,748
Percentage of total number of issued ordinary shares or total assets		50.00%
Softbank Robotics Singapore Pte Ltd [Member]
Debt [Line Items]
Convertible note				$ 1,000,000
International Group Pte Ltd. [Member]
Debt [Line Items]
Bears interest rate		3.50%
Loan 1 [Member]
Debt [Line Items]
Loans					2,601,160	2,514,154
Loan 1 [Member] | Top of range [Member]
Debt [Line Items]
Bears interest rate											1.30%
Loan 1 [Member] | Bottom of range [Member]
Debt [Line Items]
Bears interest rate											6.00%
Loan 1 [Member] | Bank Borrowings [Member]
Debt [Line Items]
Loans					1,695,437	1,689,025
Loan 2 [Member]
Debt [Line Items]
Loans						192,686
Bears interest rate									2.50%	2.50%
Loan 3 [Member]
Debt [Line Items]
Loans						177,969				$ 25,401
Loan 4 [Member]
Debt [Line Items]
Loans					1,713,362	1,617,290
Legal mortgage					$ 2,902,770
Loan 4 [Member] | Top of range [Member]
Debt [Line Items]
Bears interest rate					2.47%
Money market loan						6.4
Loan 4 [Member] | Bottom of range [Member]
Debt [Line Items]
Bears interest rate					5.64%
Money market loan						4.9
Loan 5 [Member]
Debt [Line Items]
Loans					$ 1,028,849	1,064,773
Bears interest rate								3.90%
Loan 5 [Member] | Director [Member]
Debt [Line Items]
Loans					$ 2,604,160
Loan 6 [Member]
Debt [Line Items]
Loans						940,077
Bears interest rate					3.00%
Loan 7 [Member]
Debt [Line Items]
Loans					$ 301,392	$ 346,971
Bears interest rate							3.89%